GMO U.S. Equity Fund
GMO U.S. EQUITY FUND (formerly known as GMO U.S. Equity Allocation Fund)
Investment objective
High total return.
Fees and expenses
The table below describes the fees and expenses that you may bear for each class of shares if you buy and hold shares of the Fund.
Annual Fund operating expenses (expenses that you bear each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - GMO U.S. Equity Fund		Class III	Class IV	Class V	Class VI
Management fee	[1]	0.31%	0.31%	0.31%	0.31%
Shareholder service fee	[1]	0.15%	0.10%	0.085%	0.055%
Other expenses		0.02%	0.02%	0.02%	0.02%
Total annual fund operating expenses		0.48%	0.43%	0.42%	0.39%
Expense reimbursement/waiver	[1]	(0.02%)	(0.02%)	(0.02%)	(0.02%)
Total annual fund operating expenses after expense reimbursement/waiver		0.46%	0.41%	0.40%	0.37%
[1]	Grantham, Mayo, Van Otterloo & Co. LLC ("GMO") has contractually agreed to reimburse the Fund for the following expenses: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses, expenses of non-investment related legal services provided to the Fund by or at the direction of GMO, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. GMO also has contractually agreed to waive or reduce the Fund's management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees paid to GMO that are directly or indirectly borne by the Fund or a class of shares of the Fund as a result of the Fund's direct or indirect investments in other series of GMO Trust ("GMO Funds"). Management fees and shareholder service fees will not be waived below zero. These reimbursements and waivers will continue through at least June 30, 2019, and may not be terminated prior to this date without the action or consent of the Trust's Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The one year amounts shown reflect the expense reimbursement and waiver noted in the expense table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - GMO U.S. Equity Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class III	47	152	267	602
Class IV	42	136	239	540
Class V	41	133	233	528
Class VI	38	123	217	491

Expense Example, No Redemption - GMO U.S. Equity Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class III	47	152	267	602
Class IV	42	136	239	540
Class V	41	133	233	528
Class VI	38	123	217	491

Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may result in higher transaction costs and, when Fund shares are held in a taxable account, higher taxes. These transaction costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2018, the Fund’s portfolio turnover rate (excluding short-term investments) was 100% of the average value of its portfolio. That portfolio turnover rate includes investments in U.S. Treasury Fund, which the Fund uses as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during its fiscal year ended February 28, 2018, excluding transactions in U.S. Treasury Fund and other short-term investments, was 79% of the average value of its portfolio.

Principal investment strategies

GMO seeks to achieve the Fund's investment objective by investing primarily in U.S. equity markets. GMO determines the securities the Fund buys and sells based on its evaluation of companies' published financial information and corporate behavior (such as profit warnings, share issuance or repurchase, and director dealings in company stock), securities' prices, equity and other markets (e.g., bond and currency), the overall global economy, and governmental policies.

In selecting securities for the Fund, GMO uses a combination of investment methods to identify securities GMO believes have positive return potential relative to other securities tied economically to U.S. equity markets. Some of these methods evaluate individual companies or groups of companies based on the ratio of their security price to historical financial information and forecasted financial information, such as book value, cash flow and earnings, and a comparison of these ratios to current and historical industry, market or company averages. Other methods focus on patterns of information, such as price movement or volatility of a security or groups of securities relative to U.S. equity markets. In constructing the Fund's portfolio, GMO considers a number of factors, including position size, industry and sector exposure, market capitalization, liquidity and transaction costs. At times, the Fund may have substantial exposure to a single asset class, industry, sector or market capitalization. The Fund may invest in securities of companies of any market capitalization. The factors GMO considers and investment methods GMO uses can change over time.

As an alternative to investing directly in equities, the Fund may invest in exchange-traded and over-the-counter (OTC) derivatives and exchange-traded funds (ETFs). The Fund also may invest in derivatives and ETFs in an attempt to obtain or adjust elements of its long or short investment exposure, and as a substitute for securities lending. Derivatives used may include futures, options, and swap contracts. In addition, the Fund may lend its portfolio securities.

Under normal circumstances, the Fund invests directly and indirectly (e.g., through underlying funds or derivatives) at least 80% of its assets in equities tied economically to the United States (see "Name Policies"). The term "equities" refers to direct and indirect investments in common and preferred stocks and other stock-related securities, such as convertible securities, depositary receipts, and equity real estate investment trusts (REITs) and income trusts.

The Fund also may invest in U.S. Treasury Fund, in money market funds unaffiliated with GMO, and directly in the types of investments typically held by money market funds.

Principal risks of investing in the Fund

The value of the Fund's shares changes with the value of the Fund's investments. Many factors can affect this value, and you may lose money by investing in the Fund. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see "Additional Information about the Funds' Investment Strategies, Risks, and Expenses" and "Description of Principal Risks."

•   Market Risk – Equities – The market price of an equity may decline due to factors affecting the issuer or its industry or the economy and equity markets generally. If the Fund purchases an equity for less than its fundamental fair (or intrinsic) value as assessed by GMO, the Fund runs the risk that the market price of the equity will not appreciate or will decline due to GMO's incorrect assessment. The Fund also may purchase equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these equities often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples. Declines in stock market prices generally are likely to reduce the net asset value of the Fund's shares.

•   Management and Operational Risk – The Fund runs the risk that GMO's investment techniques will fail to produce desired results. GMO uses quantitative models as part of its investment process. GMO's models may not accurately predict future market movements or characteristics. In addition, they are based on assumptions that can limit their effectiveness, and they rely on data that is subject to limitations (e.g., inaccuracies, staleness) that could adversely affect their predictive value. The Fund also runs the risk that GMO's assessment of an investment (including a security's fundamental fair (or intrinsic) value) is wrong or that deficiencies in GMO's or another service provider's internal systems or controls will cause losses for the Fund or impair Fund operations.

•   Focused Investment Risk – Investments focused in a limited number of asset classes sectors, industries, or issuers that are subject to the same or similar risk factors and investments whose prices are closely correlated are subject to greater overall risk than investments that are more diversified or whose prices are not as closely correlated.

•   Illiquidity Risk – Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund from selling particular securities or closing derivative positions at desirable prices.

•   Derivatives and Short Sales Risk – The use of derivatives involves the risk that their value may not change as expected relative to changes in the value of the underlying assets, pools of assets, rates, currencies or indices. Derivatives also present other risks, including market risk, illiquidity risk, currency risk, credit risk, and counterparty risk. The market price of an option is affected by many factors, including changes in the market prices or dividend rates of underlying securities (or in the case of indices, the securities in such indices); the time remaining before expiration; changes in interest rates or exchange rates; and changes in the actual or perceived volatility of the relevant stock market and underlying securities. The Fund may create short investment exposure by taking a derivative position in which the value of the derivative moves in the opposite direction from the price of an underlying asset, pool of assets, rate, currency or index. The risks of loss associated with derivatives that provide short investment exposure and short sales of securities are theoretically unlimited.

•   Counterparty Risk – The Fund runs the risk that the counterparty to a derivatives contract, a clearing member used by the Fund to hold a cleared derivatives contract, or a borrower of the Fund's securities is unable or unwilling to make timely settlement payments, return the Fund's margin or otherwise honor its obligations.

•   Leveraging Risk – The use of derivatives and securities lending creates leverage. Leverage increases the Fund's losses when the value of its investments (including derivatives) declines. In addition, the Fund's portfolio will be leveraged if it exercises its right to delay payment on a redemption, and losses will result if the value of the Fund's assets declines between the time a redemption request is deemed to be received by the Fund and the time the Fund liquidates assets to meet redemption requests.

•   Small Company Risk – Smaller companies may have limited product lines, markets, or financial resources, lack the competitive strength of larger companies, have inexperienced managers or depend on a few key employees. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

•   Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could reduce the value of the Fund's investments.

•   Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will require the Fund to sell securities at disadvantageous prices or otherwise disrupt the Fund's operations.

Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of two broad-based indices. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-advantaged arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Updated performance information for the Fund is available at www.gmo.com. Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns/Class III Shares Years Ending December 31
[1]	The Fund is the successor to GMO U.S. Core Fund, a former series of GMO Trust that had an investment objective and investment policies and restrictions substantially identical to those of the Fund. Performance of the Fund through September 16, 2005 is that of GMO U.S. Core Fund and reflects GMO U.S. Core Fund's annual operating expenses (0.02% higher than those of the Fund). For periods during which the Fund or its predecessor had no Class V shares outstanding, Class V shares' returns are those of the Fund's Class IV shares, with no adjustment made to reflect the lower total annual operating expenses of Class V shares. Class V shares are invested in the same portfolio of securities as Class IV shares. Annual returns would principally differ to the extent Class V shares do not have the same expenses as Class IV shares.

Highest Quarter: 11.90% (3Q2010) Lowest Quarter: -16.34% (4Q2008) Year-to-Date (as of 3/31/18): -1.43%
Average Annual Total Returns Periods Ending December 31, 2017
Average Annual Total Returns - GMO U.S. Equity Fund		1 Year	5 Years	10 Years	Since Inception	Inception Date
Class III	[1]	18.46%	13.91%	7.95%	11.21%	Sep. 18, 1985
Class III | Return After Taxes on Distributions	[1]	15.31%	11.16%	6.50%	8.56%	Sep. 18, 1985
Class III | Return After Taxes on Distributions and Sale of Fund Shares	[1]	12.63%	10.70%	6.23%	8.54%	Sep. 18, 1985
Class III | Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	[1],[2]	21.13%	15.58%	8.60%	11.11%	Sep. 18, 1985
Class III | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	[1],[2]	21.83%	15.79%	8.50%	11.22%	Sep. 18, 1985
Class IV	[1]	18.43%	13.97%	8.01%	7.19%	Jan. 09, 1998
Class IV | Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	[1],[2]	21.13%	15.58%	8.60%	7.67%	Jan. 09, 1998
Class IV | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	[1],[2]	21.83%	15.79%	8.50%	7.44%	Jan. 09, 1998
Class V	[1]	18.48%	13.96%	8.01%	6.09%	Jul. 02, 2001
Class V | Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	[1],[2]	21.13%	15.58%	8.60%	7.26%	Jul. 02, 2001
Class V | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	[1],[2]	21.83%	15.79%	8.50%	6.91%	Jul. 02, 2001
Class VI	[1]	18.49%	14.00%	8.05%	8.22%	Jun. 30, 2003
Class VI | Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	[1],[2]	21.13%	15.58%	8.60%	9.71%	Jun. 30, 2003
Class VI | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	[1],[2]	21.83%	15.79%	8.50%	9.44%	Jun. 30, 2003
[1]	The Fund is the successor to GMO U.S. Core Fund, a former series of GMO Trust that had an investment objective and investment policies and restrictions substantially identical to those of the Fund. Performance of the Fund through September 16, 2005 is that of GMO U.S. Core Fund and reflects GMO U.S. Core Fund's annual operating expenses (0.02% higher than those of the Fund). For periods during which the Fund or its predecessor had no Class V shares outstanding, Class V shares' returns are those of the Fund's Class IV shares, with no adjustment made to reflect the lower total annual operating expenses of Class V shares. Class V shares are invested in the same portfolio of securities as Class IV shares. Annual returns would principally differ to the extent Class V shares do not have the same expenses as Class IV shares.
[2]	Effective March 31, 2018, the Fund changed its comparative broad-based index from the S&P 500 to the Russell 3000 Index because GMO believes the Russell 3000 Index is more representative of the Fund's investment strategy.